Goldman Sachs Funds

ASSET ALLOCATION PORTFOLIOS             Annual Report  December 31, 1998

[GRAPHIC]

                                        Strategies designed to provide a

                                        comprehensive investment program

                                        in a single investment and capitalize

                                        on the benefits of asset allocation.

                                                                 -------
                                                                 Goldman
                                                                 Sachs

                                                                 -------

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Market Overview

Dear Shareholder,

Throughout 1998, events that began in Asia in 1997 continued to roil financial markets around the world.

            Global Equity Markets

            The arrival of 1998 heralded another step up in the staircase pattern of global equity prices. Worries about contagion from Asia and Japan receded rapidly from the prior months, and the deflationary influence from the East helped cool the U.S. and European economies, thereby lowering bond yields and increasing equity valuations. Global economic conditions continued to provide a near-ideal background for holders of equity securities. In contrast, the second half of the year was marked by a trend of escalating volatility. Political and economic woes in Indonesia, Russia and Brazil affected market performance around the globe, while the continuing weakness of the Japanese yen placed further pressure on the emerging Asian economies. The consequent deterioration of several hedge funds further upset the financial sector. Investors sought security in the form of fixed income investments.

            By period end, equity markets rebounded on renewed confidence that concerted action from the G-7, including an easing of rates by the Federal Reserve Board, would help avert a global financial meltdown. Markets were further boosted by encouraging news out of Japan, which appeared to be prepared to address the country's structural problems.

            Global Fixed Income Markets

            In the U.S., fixed income markets vacillated in response to investor optimism that the Asian ordeal was well in hand and investor fears that global market turmoil was threatening. At year-end, this touch-and-go global anxiety culminated in a powerful Treasury rally, spurred on, in part, by investors' wholesale preference for Treasuries.

            Europe's bond markets rallied for most of the year, reinforced in part by "softer" retail sales data and lower-than-expected gross domestic product data. The onset of economic and political turmoil and uncertainty in Russia further helped European bond market performance. However, by period end, muted expectations of rate cuts in core European countries, combined with a changing political landscape in Germany, helped to limit the extent of Europe's bond rally.

            In Japan, bonds faltered in the wake of the resignation of the Minister of Finance and amid assumptions that measures of fiscal stimulus were in the offing. When the long-awaited stimulus package was finally released, significant doubt remained as to whether it could lead to Japan's long-term recovery. Throughout the remainder of the period, the poorly received rescue package, combined with extremely weak gross domestic product, consumer spending and capital expenditure data, helped to drive Japanese bond yields to record low levels.

            We encourage you to maintain your long-term investment program, and look forward to serving your investment needs in the years ahead.

            Sincerely,


            /s/ David B. Ford             /s/ John P. McNulty

            David B. Ford                 John P. McNulty
            Co-Head, Goldman Sachs        Co-Head, Goldman Sachs
            Asset Management              Asset Management

            January 29, 1999

--------------------------------------------------------------------------------
Mutual funds, annuities, and other investment products:

o     are not FDIC insured;

o are not deposits or obligations of, or guaranteed by, any financial institution;

o are subject to investment risks, including possible loss of the principal amount invested.
--------------------------------------------------------------------------------

                                                                     FUND BASICS
     Balanced/1/ Strategy
     as of December 31, 1998

                             Assets Under Management

                             -----------------------
                                  $96.9 million
                             -----------------------

                                 NASDAQ SYMBOLS

                                 Class A Shares

                             -----------------------
                                      GIPAX
                             -----------------------

                                 Class B Shares

                             -----------------------
                                     GIPBX
                             -----------------------

                                 Class C Shares

                             -----------------------
                                     GIPCX
                             -----------------------

                              Institutional Shares

                             -----------------------
                                     GIPIX
                             -----------------------

                                 Service Shares

                             -----------------------
                                     GIPSX
                             -----------------------

------------------------------------------------------------------------------------
  PERFORMANCE REVIEW
------------------------------------------------------------------------------------
  January 2, 1998-December 31, 1998   Fund Cumulative Total Return (based on NAV)/2/
------------------------------------------------------------------------------------
  Class A                                                 6.38%
  Class B                                                 5.75%
  Class C                                                 5.83%
  Institutional                                           6.99%
  Service Shares                                          6.30%
------------------------------------------------------------------------------------

/2/The net asset value ("NAV") represents the net assets of the Portfolio
   (ex-dividend) divided by the total number of shares. Performance does not reflect the deduction of any applicable sales charge.

-------------------------------------------------------------------------------------------------
  SEC CUMULATIVE TOTAL RETURNS/3/
-------------------------------------------------------------------------------------------------
  For the period ending December 31, 1998    Class A   Class B   Class C   Institutional  Service
-------------------------------------------------------------------------------------------------
  Since Inception (1/2/98)                    0.55%     0.62%     4.80%         6.99%      6.30%
-------------------------------------------------------------------------------------------------

/3/The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 1% in the sixth year) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). The public offering price of Class A shares on December 31, 1998 was $10.91 and represents the NAV plus the maximum sales charge of 5.5%.

--------------------------------------------------------------------------------
  COMPOSITION/4/
--------------------------------------------------------------------------------

For the investor seeking a high level of current income with greater stability of principal than an investment in equity funds alone. Over half of the portfolio is in domestic fixed income funds which seek to provide income, and a portion is in global bonds which seek to enhance income and total return. The balance in equities is intended to add diversification and may enhance returns, but will also add a moderate level of volatility to the portfolio.


                               STRATEGIC MODEL
                             PORTFOLIO WEIGHTINGS

                           [PIE CHART APPEARS HERE]

Short Duration Government Fund                      43%
High Yield Fund                                      5%
Global Income Fund                                  12%
CORE Large Cap Value Fund/5/                        11%
CORE Large Cap Growth Fund                          10%
CORE Small Cap Equity Fund                           2%
CORE International Equity Fund                      16%
Real Estate Securities Fund                          2%

                            TACTICAL FUND WEIGHTINGS
                              (Changes quarterly)

                           [PIE CHART APPEARS HERE]

Short Duration Government Fund                      35%
High Yield Fund                                      4%
Global Income Fund                                  13%
CORE Large Cap Value Fund/5/                        12%
CORE Large Cap Growth Fund                          11%
CORE Small Cap Equity Fund                           2%
CORE International Equity Fund                      21%
Real Estate Securities Fund                          2%

--------------------------------------------------------------------------------

/1/Effective February 8, 1999, the Income Strategy Portfolio's name was changed to the Balanced Strategy Portfolio.

/4/As of 12/31/98. Actual Fund weighting in asset allocation portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

/5/The allocation shown above for the Goldman Sachs CORE Large Cap Value Fund is gradually being implemented; we anticipate that this process will be completed by mid-February 1999. The Fund is replacing the Goldman Sachs Growth and Income Fund. Goldman Sachs CORE Large Cap Value Fund more closely tracks the Russell 2000 Index. The Russell 2000 Index is the benchmark management uses to make asset allocation decisions.

   Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

FUND BASICS

     Growth and Income Strategy
     as of December 31, 1998

                             Assets Under Management

                             -----------------------
                                 $427.9 million
                             -----------------------

                                 NASDAQ SYMBOLS

                                 Class A Shares

                             -----------------------
                                      GOIAX
                             -----------------------

                                 Class B Shares

                             -----------------------
                                     GOIBX
                             -----------------------

                                 Class C Shares

                             -----------------------
                                     GOICX
                             -----------------------

                              Institutional Shares

                             -----------------------
                                     GOIIX
                             -----------------------

                                 Service Shares

                             -----------------------
                                     GOISX
                             -----------------------

------------------------------------------------------------------------------------------
  PERFORMANCE REVIEW
------------------------------------------------------------------------------------------
  January 2, 1998-December  31, 1998       Fund Cumulative Total Return (based on NAV)/1/
------------------------------------------------------------------------------------------
  Class A                                                    6.55%
  Class B                                                    5.82%
  Class C                                                    5.80%
  Institutional                                              6.96%
  Service Shares                                             6.43%
------------------------------------------------------------------------------------------

/1/The net asset value ("NAV") represents the net assets of the Portfolio
   (ex-dividend) divided by the total number of shares. Performance does not reflect the deduction of any applicable sales charge.

-------------------------------------------------------------------------------------------------
  SEC CUMULATIVE TOTAL RETURNS/2/
-------------------------------------------------------------------------------------------------
  For the period ending December 31, 1998   Class A   Class B   Class C   Institutional   Service
-------------------------------------------------------------------------------------------------
  Since Inception (1/2/98)                   0.71%     0.71%     4.78%        6.96%         6.43%
-------------------------------------------------------------------------------------------------

/2/The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 1% in the sixth year) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). The public offering price of Class A shares on December 31, 1998 was $10.98 and represents the NAV plus the maximum sales charge of 5.5%.

--------------------------------------------------------------------------------
  COMPOSITION/3/
--------------------------------------------------------------------------------

For the investor who is less conservative and seeks current income with the opportunity for long-term capital appreciation. Under normal circumstances, assets are allocated fairly equally among fixed income funds, which are intended to provide the income component, and equity funds, which are intended to provide the capital appreciation component.


                                STRATEGIC MODEL
                             PORTFOLIO WEIGHTINGS/3/

                           [PIE CHART APPEARS HERE]

CORE Fixed Income Fund                              18%
High Yield Fund                                      8%
Global Income Fund                                  14%
CORE Large Cap Value Fund/4/                        16%
CORE Large Cap Growth Fund                          15%
CORE Small Cap Equity Fund                           4%
CORE International Equity Fund                      17%
Real Estate Securities Fund                          2%
International Small Cap Fund                         2%

                            TACTICAL FUND WEIGHTINGS/3/
                               (Changes quarterly)

                           [PIE CHART APPEARS HERE]

CORE Fixed Income Fund                              11%
High Yield Fund                                      6%
Global Income Fund                                  15%
CORE Large Cap Value Fund/4/                        17%
CORE Large Cap Growth Fund                          16%
CORE Small Cap Equity Fund                          24%
CORE International Equity Fund                       4%
Real Estate Securities Fund                          2%
International Small Cap Fund                         2%

--------------------------------------------------------------------------------

/3/As of 12/31/98. Actual Fund weighting in asset allocation portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

/4/The allocation shown above for the Goldman Sachs CORE Large Cap Value Fund is gradually being implemented; we anticipate that this process will be completed by mid-February 1999. The Fund is replacing the Goldman Sachs Growth and Income Fund. Goldman Sachs CORE Large Cap Value Fund more closely tracks the Russell 2000 Index. The Russell 2000 Index is the benchmark management uses to make asset allocation decisions.

   Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                                     FUND BASICS

     Growth Strategy
     as of December 31, 1998

                             Assets Under Management

                             -----------------------
                                 $304.2 million
                             -----------------------

                                 NASDAQ SYMBOLS

                                 Class A Shares

                             -----------------------
                                      GGSAX
                             -----------------------

                                 Class B Shares

                             -----------------------
                                     GGSBX
                             -----------------------

                                 Class C Shares

                             -----------------------
                                     GGSCX
                             -----------------------

                              Institutional Shares

                             -----------------------
                                     GGSIX
                             -----------------------

                                 Service Shares

                             -----------------------
                                     GGSSX
                             -----------------------

------------------------------------------------------------------------------------------
  PERFORMANCE REVIEW
------------------------------------------------------------------------------------------
  January 2, 1998-December  31, 1998       Fund Cumulative Total Return (based on NAV)/1/
------------------------------------------------------------------------------------------
  Class A                                                    4.62%
  Class B                                                    3.98%
  Class C                                                    3.96%
  Institutional                                              4.92%
  Service Shares                                             4.45%
------------------------------------------------------------------------------------------

/1/The net asset value ("NAV") represents the net assets of the Portfolio
   (ex-dividend) divided by the total number of shares. Performance does not reflect the deduction of any applicable sales charge.

-------------------------------------------------------------------------------------------------
  SEC CUMULATIVE TOTAL RETURNS/2/
-------------------------------------------------------------------------------------------------
  For the period ending December 31, 1998   Class A   Class B   Class C   Institutional   Service
-------------------------------------------------------------------------------------------------
  Since Inception (1/2/98)                   -1.11%   -1.07%     2.95%        4.92%        4.45%
-------------------------------------------------------------------------------------------------

/2/The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 1% in the sixth year) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). The public offering price of Class A shares on December 31, 1998 was $10.89 and represents the NAV plus the maximum sales charge of 5.5%.

--------------------------------------------------------------------------------
  COMPOSITION/3/
--------------------------------------------------------------------------------

For the investor seeking long-term capital appreciation and, secondarily, current income. Over 75% of the assets are allocated among equity funds, with a blend of domestic large cap, small cap and international funds, which seek to provide capital appreciation. The bond portion is intended to provide diversification.


                                STRATEGIC MODEL
                            PORTFOLIO WEIGHTINGS/3/

                           [PIE CHART APPEARS HERE]

CORE Fixed Income Fund                              10%
High Yield Fund                                      5%
Global Income Fund                                   5%
CORE Large Cap Value Fund/4/                        23%
CORE Large Cap Growth Fund                          19%
CORE Small Cap Equity Fund                           5%
CORE International Equity Fund                      24%
Emerging Markets Equity Fund                         5%
Real Estate Securities Fund                          3%
International Small Cap Fund                         3%

                          TACTICAL FUND WEIGHTINGS/3/
                              (Changes quarterly)

                           [PIE CHART APPEARS HERE]

CORE Fixed Income Fund                               3%
High Yield Fund                                      2%
Global Income Fund                                   6%
CORE Large Cap Value Fund/4/                        24%
CORE Large Cap Growth Fund                          19%
CORE Small Cap Equity Fund                           5%
CORE International Equity Fund                      29%
Emerging Markets Equity Fund                         5%
Real Estate Securities Fund                          3%
International Small Cap Fund                         3%

--------------------------------------------------------------------------------

/3/As of 12/31/98. Actual Fund weighting in asset allocation portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

/4/The allocation shown above for the Goldman Sachs CORE Large Cap Value Fund is gradually being implemented; we anticipate that this process will be completed by mid-February 1999. The Fund is replacing the Goldman Sachs Growth and Income Fund. Goldman Sachs CORELarge Cap Value Fund more closely tracks the Russell 2000 Index. The Russell 2000 Index is the benchmark management uses to make asset allocation decisions.

   Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

FUND BASICS

     Aggressive Growth Strategy
     as of December 31, 1998

                             Assets Under Management

                             -----------------------
                                 $109.8 million
                             -----------------------

                                 NASDAQ SYMBOLS

                                 Class A Shares

                             -----------------------
                                      GAPAX
                             -----------------------

                                 Class B Shares

                             -----------------------
                                     GAPBX
                             -----------------------

                                 Class C Shares

                             -----------------------
                                     GAXCX
                             -----------------------

                              Institutional Shares

                             -----------------------
                                     GAPIX
                             -----------------------

                                 Service Shares

                             -----------------------
                                     GAPSX
                             -----------------------

------------------------------------------------------------------------------------------
  PERFORMANCE REVIEW
------------------------------------------------------------------------------------------
  January 2, 1998-December  31, 1998        Fund Cumulative Total Return (based on NAV)/1/
------------------------------------------------------------------------------------------
  Class A                                                        2.57%
  Class B                                                        1.93%
  Class C                                                        2.04%
  Institutional                                                  2.80%
  Service Shares                                                 2.54%
------------------------------------------------------------------------------------------

/1/The net asset value ("NAV") represents the net assets of the Portfolio
   (ex-dividend) divided by the total number of shares. Performance does not reflect the deduction of any applicable sales charge.

-------------------------------------------------------------------------------------------------
  SEC CUMULATIVE TOTAL RETURNS/2/
-------------------------------------------------------------------------------------------------
  For the period ending December 31, 1998   Class A   Class B   Class C   Institutional   Service
-------------------------------------------------------------------------------------------------
  Since Inception (1/2/98)                   -3.05%    -3.09%    1.04%         2.80%       2.54%
-------------------------------------------------------------------------------------------------

/2/The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 1% in the sixth year) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). The public offering price of Class A shares on December 31, 1998 was $10.75 and represents the NAV plus the maximum sales charge of 5.5%.

--------------------------------------------------------------------------------
  COMPOSITION/3/
--------------------------------------------------------------------------------

  For the investor seeking long-term capital appreciation. Substantially all assets are allocated among equity funds, with a greater focus on small cap and international investments for enhanced return opportunities.


                                STRATEGIC MODEL
                            PORTFOLIO WEIGHTINGS/3/

                           [PIE CHART APPEARS HERE]

CORE Large Cap Value Fund/4/                        30%
CORE Large Cap Growth Fund                          23%
CORE Small Cap Equity Fund                           7%
CORE International Equity Fund                      27%
Emerging Markets Equity Fund                         7%
Real Estate Securities Fund                          3%
International Small Cap Fund                         4%

                          TACTICAL FUND WEIGHTINGS/3/
                               (Changes quarterly)

                           [PIE CHART APPEARS HERE]

CORE Large Cap Value Fund/4/                        26%
CORE Large Cap Growth Fund                          20%
CORE Small Cap Equity Fund                           6%
CORE International Equity Fund                      35%
Emerging Markets Equity Fund                         7%
Real Estate Securities Fund                          3%
International Small Cap Fund                         4%

--------------------------------------------------------------------------------

/3/As of 12/31/98. Actual Fund weighting in asset allocation portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

/4/The allocation shown above for the Goldman Sachs CORE Large Cap Value Fund is gradually being implemented; we anticipate that this process will be completed by mid-February 1999. The Fund is replacing the Goldman Sachs Growth and Income Fund. Goldman Sachs CORELarge Cap Value Fund more closely tracks the Russell 2000 Index. The Russell 2000 Index is the benchmark management uses to make asset allocation decisions.

   Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                            PERFORMANCE OVERVIEW

Asset Allocation Portfolios

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Asset Allocation Portfolios. This annual report covers the period from January 2, 1998, when the Portfolios were initiated, through December 31, 1998.

      Performance

      The performance of your Portfolio is driven by three factors: 1) strategic asset allocation policy; 2) fund performance; and 3) tactical reallocation. By reallocating your Portfolio on a quarterly basis, we seek to enhance the performance of your Portfolio over the long term.

      Over the year, the Asset Allocation Portfolios generally benefited from tactical reallocation decisions. More specifically, we maintained an overweight position in global stocks, which outperformed both bonds and cash. The Portfolios' overweight position in equities from developed international markets relative to domestic equities also helped performance during the period. Similarly, the Portfolios' overweight position in global bonds relative to domestic bonds helped performance during the period. The Portfolios' brief overweighting in domestic bonds relative to global bonds in the second quarter did not significantly impact performance.

      On the negative side, however, the Portfolios' good performance from tactical reallocation was offset by an atypically high level of volatility due to global economic uncertainties. In this environment, investors favored the quality and perceived safety of blue-chip, large cap, growth-oriented industry leaders. As a result, the benefits of asset allocation over the short term were not discernible. Also detrimental to the Portfolios' performance was the weak performance of one of the underlying funds, the Goldman Sachs Growth and Income Fund, which invests primarily in value stocks. As with many value funds, the short-term performance of the Goldman Sachs Growth and Income Fund suffered in this market environment.

      The following is a summary of the performance of the Portfolios over the year (figures do not reflect the deduction of any applicable sales charge).

    o Goldman Sachs Balanced Strategy Portfolio -- The Portfolio's Class A, B, C, Institutional and Service shares generated cumulative total returns since inception of 6.38%, 5.75%, 5.83%, 6.99% and 6.30%, respectively.

    o Goldman Sachs Growth and Income Strategy Portfolio -- The Portfolio's Class A, B, C, Institutional and Service shares generated cumulative total returns since inception of 6.55%, 5.82%, 5.80%, 6.96% and 6.43%, respectively.

    o Goldman Sachs Growth Strategy Portfolio -- The Portfolio's Class A, B, C, Institutional and Service shares generated cumulative total returns since inception of 4.62%, 3.98%, 3.96%, 4.92% and 4.45%, respectively.

    o Goldman Sachs Aggressive Growth Strategy Portfolio -- The Portfolio's Class A, B, C, Institutional and Service shares generated cumulative total returns since inception of 2.57%, 1.93%, 2.04%, 2.80% and 2.54%, respectively.

                                   [GRAPHIC]

PERFORMANCE OVERVIEW

We believe that the success of our clients is often a product of carefully planned and executed long-term investing strategies designed to suit individual goals. The Goldman Sachs Asset Allocation Portfolios have been crafted to bring this long-term investing approach to you.


      Global Asset Allocation Views -- 1998

    o Equities -- During most of the period, our view on Japan was positive due to attractive valuations. We began the first quarter underweighted in Japan due to negative momentum factors, moved to a neutral position in the second quarter and were overweight in Japan for the second half of the year. Within Europe, we favored at various times Finland, Italy, Norway, Sweden, and Germany. We were negative on the UK throughout the period due to unattractive valuations and relatively poor momentum. Likewise, unattractive valuations led us to maintain an underweight position in the U.S. throughout the period.

    o Bonds -- Our favorite fixed income region throughout the period was Europe, especially Sweden, due to attractive valuations and specific momentum factors. We maintained our negative view on Japanese bonds throughout the period due to poor market momentum and unattractive yields. With regard to relative weightings, our positions varied. In the first quarter, the Portfolios were overweight international bonds against the U.S., while in the second quarter, they were overweight U.S. bonds relative to the rest of the world. In the second half of the period, the Portfolios were overweight U.S. bonds relative to Japan and Switzerland (and, in the fourth quarter, Sweden), but underweight relative to the rest of the world.

    o Currencies -- For the first half of the period, we favored the U.S. dollar versus international securities, due to continued market strength and yield curve factors. The currencies of Malaysia, New Zealand and Singapore were our least favorite, due mostly to poor momentum factors, and our view on the yen was negative during both the first and second quarters.

      Mid period, short-term momentum factors led us to favor the yen. This was a significant change in our views. We continued to favor the U.S. dollar versus international currencies, except in the cases of Japan and the U.K., given market strength and yield curve factors. Our least favorite currencies remained Malaysia, New Zealand and Singapore. By period end, the yen was once again one of our least favorite currencies, along with Australia and New Zealand, due to poor momentum and relatively unattractive valuations. Market performance and continuing favorable interest rate levels led us to favor the euro. We continued to like the British pound due to an attractive yield curve and increasing momentum.

      Current Outlook

      We continue to favor global stocks over global bonds. Though valuations have worsened, we continue to be bullish in stocks, due to a significant improvement in the inflationary fears sub-model. We continue to prefer international equities versus domestic equities. Despite a decline in the attractiveness of valuation factors for fixed income securities, our outlook on bonds versus cash remains positive as momentum has improved substantially.

    o Equities -- We continue to underweight the U.S. versus international equities due to poor domestic valuations. Japan remains one of the most attractive equity markets, mostly as a result of favorable valuation measures. We are also favorable on continental Europe, particularly Finland, Sweden and Spain. Finland and Spain show strong market performance and earnings while Sweden has attractive currency-related factors. We maintain a negative view on the U.K., as valuations and momentum remain weak. We favor Australia and New Zealand, due specifically to strong currency-related factors and favorable risk factors.

    o Bonds -- We continue to underweight the U.S., due primarily to poor momentum and flat yield curves. Our favorite fixed income region continues to be Europe, especially Sweden, which continues to show attractive yield-related indicators and strong market performance. Our view on Japan has become more positive, due mainly to stronger currency-related factors and steeper yield curves. We are negative on the U.K. relative to the rest of the world as yield-related and currency-related factors remain poor.

    o Currencies -- The U.S. dollar continues to be our favorite currency due to stronger market performance, higher earnings and continued attractive yield-related factors. Despite recent poor market performance, we favor the Japanese yen relative to the euro block, due in part to attractive long-term value. Though market performance has improved, we still maintain a neutral position on the British pound as interest rates became less favorable and long-term value continues to be poor. Our least favorite currencies are the Swedish krona, Swiss franc and Norwegian krone, due primarily to poor valuations and relatively unattractive momentum.

      A Final Note: New Asset Classes

      Beginning this quarter, we are pleased to further distinguish our Asset Allocation Portfolios by including two new asset classes: international small-capitalization equities and real estate securities. The benefit of these enhancements is clear: increased diversification and risk management. Because these asset classes have relatively low correlation with the existing asset classes, their inclusion may reduce the risk and/or enhance the return of the Portfolios.

      The real estate asset class will be implemented in all Portfolios, using the Goldman Sachs Real Estate Securities Fund. The international small capitalization asset class will be implemented in the three more aggressive Portfolios, using the Goldman Sachs International Small Cap Fund.

      Optimization by the Goldman Sachs Asset Management Quantitative Research Group, using the firm's proprietary Black-Litterman Asset Allocation Model, has resulted in strategic weightings to real estate of 2% to 3%, and to international small cap stocks of 2% to 4%, depending on the Portfolio. These additions are intended to enhance the risk-adjusted return of the Portfolios, and further demonstrate the commitment and ability of Goldman Sachs Asset Management to bring our unique institutional capabilities -- our access to global resources, quantitative research capabilities and focus on risk management -- to you, the shareholder.

      We hope this summary has been helpful to you in your understanding of how we manage your Asset Allocation Portfolio. If you have questions or comments, we encourage you to contact your Goldman Sachs representative.

      We thank you for the confidence you have placed in us and look forward to your continued support.

      Goldman Sachs Quantitative Research Group

      New York, January 29, 1999

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

What Makes Asset Allocation at
Goldman Sachs Different?

Goldman Sachs' proprietary asset allocation strategy is based on an exclusive risk management framework, the Black-Litterman Asset Allocation Model.

      Many investors believe their success depends on investing at the right time or choosing high-performing stocks or bonds. In reality, when investors commit assets and which individual securities they buy are believed to account for just 8.5%* of a portfolio's return over time. Instead, their asset allocation strategy accounts for the majority of a portfolio's return.

      With this in mind, Goldman Sachs has developed an exclusive asset allocation process that seeks to deliver the full range of global investment opportunities in constantly changing markets.

                           +                 =

    o Portfolio management teams on-site, around the world including the Americas, Europe and Asia-Pacific regions

    o Firsthand insights into local cultures, markets and economies

    o Expertise in geographic areas, investment styles, large-, mid- and small-market capitalizations and issuers

    o Specialized portfolio management teams that perform their own fundamental analysis of securities -- and have access to Goldman Sachs' Global Investment Research Department

      This degree of global presence and market expertise cannot be accessed in most mutual funds. We offer four Asset Allocation Portfolios to tap these resources.

    o Balanced Strategy

    o Growth and Income Strategy

    o Growth Strategy

    o Aggressive Growth Strategy

--------------------------------------------------------------------------------
                           ASSET ALLOCATION STRATEGIES
--------------------------------------------------------------------------------
OTHER                                GOLDMAN SACHS
--------------------------------------------------------------------------------
Constant.                            Tactical.
Rebalance quarterly which keeps      Reallocate quarterly which captures
the same over time.                  in global markets.
--------------------------------------------------------------------------------
Backward-Looking.                    Forward-Looking.
Base allocation decisions on past    Base allocation decisions on expected
returns and market relationships.    future returns given current market
                                     conditions
--------------------------------------------------------------------------------
Inconsistent Risk Profile.           Consistent Risk Profile.
Identify the top performers and      Focus on how tactical reallocation impacts
overweight that security/asset       each Portfolio's risk profile, maintaining
class, changing an investor's        an investor's original risk/return profile
original risk/return profile.        over time.
--------------------------------------------------------------------------------

*Source: Brinson, Hood & Beebower, "Determinants of Portfolio Performance,"
 Financial Analysts Journal, May/June 1991.

                                       GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Performance Summary
December 31, 1998

 The following graph shows the value as of December 31, 1998, of a $10,000 in-vestment made (with the maximum sales charges of 5.5% for Class A and redemp-tion charges of 5.0% and 1.0% for Class B and Class C, respectively, and at NAV for the Institutional and Service Classes in Goldman Sachs Balanced Strategy Portfolio (formerly, the Goldman Sachs Income Strategy Portfolio) on February 1, 1998. For comparative purposes, the performance of the portfolio benchmark (the S&P 500, Lehman High Yield Bond Index and two-year U.S. Trea-sury Bills ("Two-Year T-Bill")) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than original cost.

 Goldman Sachs Balanced Strategy Portfolio's Lifetime Performance

 Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to December 31, 1998.(a)

             [THE FOLLOWING DATA WAS REPRESENTED BY A LINE GRAPH]

                                                                                                 Lehman High
                                                    Institutional    Service                     Yield Bond
               Class A       Class B      Class C        Class        Class      S&P 500           Index       Two-Year T-Bill
------------------------------------------------------------------------------------------------------------------------------
2/1/98            9,450        10,000       10,000       10,000       10,000       10,000          10,000           10,000
2/28/98           9,814         9,879       10,279       10,401       10,393       10,721          10,059           10,000
3/98              9,975        10,041       10,442       10,575       10,555       11,270          10,154           10,035
4/98             10,006        10,067       10,468       10,610       10,586       11,384          10,193           10,077
5/98              9,950        10,003       10,404       10,554       10,527       11,118          10,229           10,128
6/98              9,965        10,012       10,414       10,573       10,541       11,642          10,266           10,177
7/98              9,932         9,961       10,374       10,541       10,495       11,518          10,324           10,221
8/98              9,300         9,304        9,704        9,873        9,835        9,852           9,754           10,370
9/98              9,394         9,402        9,797        9,975        9,933       10,484           9,798           10,512
10/98             9,674         9,679       10,083       10,277       10,229       11,336           9,597           10,567
11/98             9,878         9,886       10,291       10,496       10,443       12,023           9,996           10,517
12/98            10,055        10,062       10,481       10,699       10,630       12,715          10,007           10,546

 Average Annual Total Return through December 31, 1998(b)


                         Since Inception(c)
 Class A
 Excluding sales charges       6.38%
 Including sales charges       0.55%
 ------------------------------------------

 Class B
 Excluding sales charges       5.75%
 Including sales charges       0.62%
 ------------------------------------------

 Class C
 Excluding sales charges       5.83%
 Including sales charges       4.80%
 ------------------------------------------
 Institutional Class           6.99%
 ------------------------------------------
 Service Class                 6.30%
 ------------------------------------------


 (a) For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
 (b) All classes commenced operations on January 2, 1998.
 (c) Represents the cumulative total return since the class has not been in operation for a full 12 months.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Performance Summary
December 31, 1998


 The following graph shows the value as of December 31, 1998, of a $10,000 in-vestment made (with the maximum sales charges of 5.5% for Class A and redemp-tion charges of 5.0% and 1.0% for Class B and Class C, respectively, and at NAV for the Institutional and Service Classes in Goldman Sachs Growth and In-come Strategy Portfolio on February 1, 1998. For comparative purposes, the performance of the portfolio benchmark (the S&P 500, Lehman High Yield Bond Index, Lehman Aggregate Index and Morgan Stanley EAFE ("MSCI EAFE")) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when rendered, to be worth more or less than original cost.

 Goldman Sachs Growth and Income Strategy Portfolio's Lifetime Performance

 Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to December 31, 1998.(a)

             [THE FOLLOWING DATA WAS REPRESENTED BY A LINE GRAPH]

                                                                                     Lehman
                                                                                      High         Lehman
                                              Institutional    Service               Yield        Aggregate   MSCI
                Class A  Class B  Class C         Class         Class   S&P 500    Bond Index       Index     EAFE
-------------------------------------------------------------------------------------------------------------------
2/1/98             9,450    10,000    10,000        10,000       10,000    10,000      10,000       10,000    10,000
2/28/98           10,113    10,190    10,580        10,700       10,700    10,721      10,059        9,992    10,644
3/98              10,333    10,426    10,815        10,937       10,928    11,270      10,154       10,027    10,974
4/98              10,380    10,466    10,855        10,987       10,978    11,384      10,193       10,079    11,063
5/98              10,210    10,276    10,665        10,807       10,798    11,188      10,229       10,175    11,012
6/98              10,180    10,239    10,630        10,781       10,755    11,642      10,266       10,261    11,098
7/98              10,065    10,109    10,499        10,660       10,634    11,518      10,324       10,283    11,213
8/98               9,001     9,003     9,381         9,543        9,508     9,852       9,754       10,450     9,826
9/98               9,145     9,142     9,525         9,694        9,658    10,484       9,798       10,695     9,627
10/98              9,526     9,515     9,914        10,098       10,062    11,336       9,597       10,638    10,523
11/98              9,841     9,855    10,246        10,453       10,405    12,023       9,996       10,699    11,065
12/98             10,071    10,071    10,478        10,696       10,643    12,715      10,007       10,731    11,504

 Average Annual Total Return through December 31, 1998(b)

                           Since Inception(c)
  Class A
  Excluding sales charges        6.55%
  Including sales charges        0.71%
 --------------------------------------------
  Class B
  Excluding sales charges        5.82%
  Including sales charges        0.71%
 --------------------------------------------
  Class C
  Excluding sales charges        5.80%
  Including sales charges        4.78%
 --------------------------------------------
  Institutional Class            6.96%
 --------------------------------------------
  Service Class                  6.43%
 --------------------------------------------

 (a) For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
 (b) All classes commenced operations on January 2, 1998.
 (c) Represents the cumulative total return since the class has not been in operation for a full 12 months.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Statements of Investments

December 31, 1998

GOLDMAN SACHS
BALANCED STRATEGY PORTFOLIO

  Shares    Description                                                 Value

 Mutual Funds (Institutional Shares) - 97.8%
  Equity - 47.3%
  2,231,018 Goldman Sachs CORE International Equity Fund - 22.6%   $22,377,111
    469,802 Goldman Sachs Growth and Income Fund - 11.5%            11,345,722
    580,663 Goldman Sachs CORE Large Cap Growth Fund - 9.0%          8,913,177
    218,948 Goldman Sachs CORE Small Cap Equity Fund - 2.2%          2,217,940
    210,071 Goldman Sachs Real Estate Securities Fund - 2.0%         1,934,758
                                                                   -----------
                                                                   $46,788,708
 -----------------------------------------------------------------------------
  Fixed Income - 50.5%
  3,416,079 Goldman Sachs Short Duration Government Fund - 33.8%   $33,409,253
    817,579 Goldman Sachs Global Income
            Fund - 12.7%                                            12,549,837
    411,188 Goldman Sachs High Yield Fund - 4.0%                     3,955,624
                                                                   -----------
                                                                   $49,914,714
 -----------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS
  (Cost $96,020,771)                                               $96,703,422
 -----------------------------------------------------------------------------

  Principal Interest    Maturity
   Amount     Rate        Date         Value

 Repurchase Agreement - 0.2%

 Joint Repurchase Agreement Account
  $200,000    4.89%    01/04/1999 $   200,000
 ---------------------------------------------
  TOTAL REPURCHASE AGREEMENT ACCOUNT
  (Cost $200,000)                 $   200,000
 ---------------------------------------------
  TOTAL INVESTMENTS
  (Cost
  $96,220,771)(a)                 $96,903,422
 ---------------------------------------------
  Federal Income Tax
  Information:
  Gross unrealized gain for in-
   vestments in which value ex-
   ceeds cost                     $ 1,262,141
  Gross unrealized loss for in-
   vestments in which cost ex-
   ceeds value                     (1,572,147)
 ---------------------------------------------
  Net unrealized loss             $  (310,006)
 ---------------------------------------------

 (a) The aggregate cost for federal income tax purposes is $97,213,428. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

GOLDMAN SACHS
GROWTH AND INCOME STRATEGY PORTFOLIO

  Shares     Description                                               Value
 Mutual Funds (Institutional Shares) - 99.2%
  Equity - 68.0%
  11,468,937 Goldman Sachs CORE International Equity Fund -
              26.7%                                              $115,033,442
   2,932,080 Goldman Sachs Growth and Income Fund - 16.4%          70,809,735
   3,282,943 Goldman Sachs CORE Large Cap Growth Fund - 11.7%      50,393,179
   2,951,373 Goldman Sachs Emerging Markets Equity Fund - 4.9%     21,308,912
   1,803,648 Goldman Sachs CORE Small Cap Equity Fund - 4.2%       18,270,959
     839,951 Goldman Sachs International Small Cap Fund - 2.0%      8,769,087
     931,109 Goldman Sachs Real Estate Securities Fund - 2.0%       8,575,518
                                                                 ------------
                                                                 $293,160,832
 ----------------------------------------------------------------------------
  Fixed Income - 31.2%
   4,161,501 Goldman Sachs Global Income Fund - 14.8%            $ 63,879,045
   4,670,459 Goldman Sachs Core Fixed Income Fund - 10.9%          46,938,114
   2,477,074 Goldman Sachs High Yield Fund - 5.5%                  23,829,452
                                                                 ------------
                                                                 $134,646,611
 ----------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $433,474,629)(a)                                         $427,807,443
 ----------------------------------------------------------------------------

  Federal Income
  Tax Information:
  Gross unrealized
   gain for invest-
   ments in which
   value exceeds
   cost             $  7,824,638
  Gross unrealized
   loss for invest-
   ments in which
   cost exceeds
   value             (15,602,873)
 --------------------------------
  Net unrealized
  loss              $ (7,778,235)
 --------------------------------

 (a) The aggregate cost for federal income tax purposes is $435,585,678. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 For information on the underlying mutual funds, please call our toll free Shareholder Services Line at
 1-800-526-7384 or visit us on the web at www.gs.com/funds.

                                           The accompanying notes are an
                                           integral part of these financial
                                           statements.                       11

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Performance Summary
December 31, 1998

 The following graph shows the value as of December 31, 1998, of a $10,000 in-vestment made (with the maximum sales charge of 5.5% for Class A and redemp-tion charges of 5.0% and 1.0% for Class B and Class C, respectively, and at NAV for Institutional and Service Classes in Goldman Sachs Growth Strategy Portfolio on February 1, 1998. For comparative purposes, the performance of the portfolio benchmark (the S&P 500, Morgan Stanley EAFE ("MSCI EAFE"), Rus-sell 2000 and Morgan Stanley Emerging Market ("MSCI EMF")) are also shown. All performance data shown represents past performance and should not be con-sidered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than original cost.

 Goldman Sachs Growth Strategy Portfolio's Lifetime Performance

 Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to December 31, 1998.(a)


             [THE FOLLOWING DATA WAS REPRESENTED BY A LINE GRAPH]

              Class A  Class B  Class C    Institutional       Service     S&P 500  MSCI EAFE  Russell 2000  MSCI EMF
                                               Class            Class
2/1/98           9,450    10,000    10,000      10,000            10,000       10,000     10,000     10,000     10,000
2/28/98         10,217    10,310    10,710      10,810            10,890       10,721     10,644     10,739     11,044
3/98            10,491    10,593    10,991      11,104            11,190       11,270     10,974     11,181     11,523
4/98            10,548    10,643    11,041      11,164            11,250       11,384     11,063     11,243     11,398
5/98            10,283    10,363    10,761      10,884            10,880       11,188     11,012     10,637      9,836
6/98            10,213    10,275    10,684      10,816            10,760       11,642     11,098     10,659      8,804
7/98            10,024    10,065    10,474      10,615            10,520       11,518     11,213      9,796      9,083
8/98             8,612     8,621     8,992       9,120             8,750        9,852      9,826      7,894      6,457
9/98             8,760     8,765     9,141       9,285             8,910       10,484      9,527      8,512      6,867
10/98            9,244     9,240     9,637       9,798             9,520       11,336     10,523      8,859      7,590
11/98            9,614     9,616    10,014      10,200             9,940       12,023     11,065      9,323      8,221
12/98            9,889     9,893    10,295      10,492            10,254       12,715     11,504      9,900      8,102


  Average Annual Total Return through December 31,
  1998(b)
                           Since Inception(c)
  Class A
  Excluding sales charges         4.62%
  Including sales charges        -1.11%
 ----------------------------------------------------
  Class B
  Excluding sales charges         3.98%
  Including sales charges        -1.07%
 ----------------------------------------------------
  Class c
  Excluding sales charges         3.96%
  Including sales charges         2.95%
 ----------------------------------------------------
  Institutional Class             4.92%
 ----------------------------------------------------
  Service Class                   4.45%
 ----------------------------------------------------

 (a) For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
 (b) All classes commenced operations on January 2, 1998.
 (c) Represents the cumulative total return since the class has not been in operation for a full 12 months.

                              GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Performance Summary
December 31, 1998

 The following graph shows the value as of December 31, 1998, of a $10,000 in-vestment made (with the maximum sales charges of 5.5% for Class A and redemp-tion charges of 5.0% and 1.0% for Class B and Class C, respectively, and at NAV for the Institutional and Service Classes in Goldman Sachs Aggressive Growth Strategy Portfolio on February 1, 1998. For comparative purposes, the performance of the portfolio benchmark (the S&P 500, Morgan Stanley EAFE ("MSCI EAFE"), Russell 2000 and Morgan Stanley Emerging Market ("MSCI EMF")) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctu-ate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than original cost.

 Goldman Sachs Aggressive Growth Strategy Portfolio's Lifetime Performance

 Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to December 31, 1998.(a)


             [THE FOLLOWING DATA WAS REPRESENTED BY A LINE GRAPH]

                                            Institutional    Service
               Class A  Class B  Class C        Class         Class     S&P 500    MSCI EAFE   Russell 2000     MSCI EMF
------------------------------------------------------------------------------------------------------------------------
2/1/98            9,450    10,000    10,000        10,000         10,000    10,000      10,000        10,000       10,000
2/28/98          10,293    10,390    10,790        10,890         10,890    10,721      10,644        10,739       11,044
3/98             10,577    10,690    11,090        11,190         11,190    11,270      10,974        11,181       11,523
4/98             10,633    10,740    11,140        11,250         11,250    11,384      11,063        11,243       11,398
5/98             10,284    10,370    10,770        10,880         10,880    11,188      11,012        10,637        9,836
6/98             10,170    10,240    10,640        10,760         10,760    11,642      11,098        10,659        8,804
7/98              9,943    10,000    10,390        10,520         10,520    11,518      11,213         9,796        9,083
8/98              8,280     8,294     8,643         8,760          8,750     9,852       9,826         7,894        6,457
9/98              8,422     8,436     8,791         8,910          8,910    10,484       9,527         8,512        6,867
10/98             8,998     8,997     9,385         9,520          9,520    11,336      10,523         8,859        7,590
11/98             9,395     9,396     9,801         9,940          9,940    12,023      11,065         9,323        8,221
12/98             9,695     9,691    10,104        10,280         10,254    12,715      11,504         9,900        8,102

  Average Annual Total Return through December 31, 1998(b)

                            Since Inception(c)
  Class A
  Excluding sales charges          2.57%
  Including sales charges         -3.05%
 ---------------------------------------------
  Class B
  Excluding sales charges          1.93%
  Including sales charges         -3.09%
 ---------------------------------------------
  Class C
  Excluding sales charges          2.04%
  Including sales charges          1.04%
 ---------------------------------------------
  Institutional Class              2.80%
 ---------------------------------------------
  Service Class                    2.54%
 ---------------------------------------------

 (a) For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
 (b) All classes commenced operations on January 2, 1998.
 (c) Represents the cumulative total return since the class has not been in operation for a full 12 months.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Investments

December 31, 1998

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

  Shares    Description                                               Value
 Mutual Funds (Institutional Shares) - 99.9%
  Equity - 88.2%
  9,268,044 Goldman Sachs CORE International Equity Fund -
             30.5%                                              $ 92,958,486
  3,029,881 Goldman Sachs Growth and Income Fund - 24.0%          73,171,629
  3,247,155 Goldman Sachs CORE Large Cap Growth Fund -16.4%       49,843,822
  2,872,947 Goldman Sachs Emerging Markets Equity Fund - 6.8%     20,742,674
  1,623,281 Goldman Sachs CORE Small Cap Equity Fund - 5.4%       16,443,840
    743,457 Goldman Sachs International Small Cap Fund - 2.6%      7,761,696
    824,039 Goldman Sachs Real Estate Securities Fund - 2.5%       7,589,403
                                                                ------------
                                                                $268,511,550
 ----------------------------------------------------------------------------
  Fixed Income - 11.7%
  1,000,717 Goldman Sachs Core Fixed Income Fund - 3.3%         $ 10,057,210
  1,229,432 Goldman Sachs Global Income Fund - 6.2%               18,871,775
    707,924 Goldman Sachs High Yield Fund - 2.2%                   6,810,226
                                                                ------------
                                                                $ 35,739,211
 ----------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $309,339,607)(a)                                        $304,250,761
 ----------------------------------------------------------------------------
  Federal Income Tax Information:
  Gross unrealized gain for investments in which value exceeds
   cost                                                         $  6,520,352
  Gross unrealized loss for investsments in which cost exceeds
   value                                                         (14,122,153)
 ----------------------------------------------------------------------------
  Net unrealized loss                                           $ (7,601,801)
 ----------------------------------------------------------------------------

 (a) The aggregate cost for federal income tax purposes is $311,852,562.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

  Shares    Description                                               Value

 Mutual Funds (Institutional Shares) - 99.7%
  Equity - 99.7%
  3,797,990 Goldman Sachs CORE International
            Equity Fund - 34.5%                                 $ 38,093,842
  1,161,682 Goldman Sachs Growth and Income Fund - 25.5%          28,054,617
  1,215,815 Goldman Sachs CORE Large Cap Growth Fund - 16.9%      18,662,763
  1,454,891 Goldman Sachs Emerging Markets Equity Fund - 9.5%     10,504,311
    679,684 Goldman Sachs CORE Small Cap Equity Fund - 6.2%        6,885,197
    428,515 Goldman Sachs International Small Cap Fund - 4.1%      4,473,692
    356,179 Goldman Sachs Real Estate Securities Fund - 3.0%       3,280,413
                                                                ------------
                                                                $109,954,835
 ----------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $113,119,461)(a)                                        $109,954,835
 ----------------------------------------------------------------------------
  Federal Income Tax Information:
  Gross unrealized gain for investments in which value exceeds
   cost                                                         $  1,955,478
  Gross unrealized loss for investsments in which cost exceeds
   value                                                          (6,209,134)
 ----------------------------------------------------------------------------
  Net unrealized loss                                           $ (4,253,656)
 ----------------------------------------------------------------------------

 (a) The aggregate cost for federal income tax purposes is $114,208,491.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 For information on the underlying mutual funds, please call our toll free Shareholder Services Line at
 1-800-526-7384 or visit us on the web at www.gs.com/funds.

14 The accompanying notes are an integral part of these financial statements.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Assets and Liabilities

December 31, 1998

                              Goldman Sachs       Goldman Sachs       Goldman Sachs       Goldman Sachs
                                 Balanced       Growth and Income         Growth        Aggressive Growth
                            Strategy Portfolio  Strategy Portfolio  Strategy Portfolio  Strategy Portfolio
 Assets:

  Investment in
  securities, at value
  (identified cost
  $96,220,771,
  $433,474,629,
  $309,339,607,
  $113,119,461,
  respectively)                    $96,903,422        $427,807,443        $304,250,761        $109,954,835
  Cash                                 315,106           1,415,394             201,452                  --
  Receivables:
  Investment securities
  sold                                      --             148,884             291,580             126,701
  Dividends and interest               204,223           1,178,251             317,096                  --
  Fund shares sold                   1,899,991           3,609,578           1,745,473             811,672
  Reimbursement from
  adviser                               73,585             156,144             190,546             104,555
  Deferred organization
  expenses, net                         12,508              12,508              12,508              12,508
  Other assets                              --               8,070                 254                 993
 ----------------------------------------------------------------------------------------------------------
  Total assets                      99,408,835         434,336,272         307,009,670         111,011,264
 ----------------------------------------------------------------------------------------------------------

 Liabilities:

  Due to Bank                               --                  --                  --             126,701
  Payables:
  Investment securities
  purchased                            204,105                  --                  --                  --
  Fund shares repurchased              122,229           2,275,342           1,940,264             322,311
  Amounts owed to
  affiliates                            84,035             357,588             258,255             110,107
  Accrued expenses and
  other liabilities                    142,491             252,994             225,167             142,211
 ----------------------------------------------------------------------------------------------------------
  Total liabilities                    552,860           2,885,924           2,423,686             701,330
 ----------------------------------------------------------------------------------------------------------

 Net Assets:

  Paid-in capital                   99,193,278         438,910,650         313,588,270         115,743,162
  Accumulated
  undistributed net
  investment income                     21,172                  --                  --              15,311
  Accumulated net realized
  loss on investment
  transactions                      (1,041,126)         (1,793,116)         (3,913,440)         (2,283,913)
  Net unrealized gain
  (loss) on investments                682,651          (5,667,186)         (5,088,846)         (3,164,626)
 ----------------------------------------------------------------------------------------------------------
  NET ASSETS                       $98,855,975        $431,450,348        $304,585,984        $110,309,934
 ----------------------------------------------------------------------------------------------------------
  Net asset value per
  share:(a)
  Class A                               $10.31              $10.38              $10.29              $10.16
  Class B                               $10.31              $10.36              $10.28              $10.14
  Class C                               $10.32              $10.36              $10.28              $10.15
  Institutional                         $10.32              $10.39              $10.29              $10.16
  Service                               $10.31              $10.37              $10.29              $10.15
 ----------------------------------------------------------------------------------------------------------
  Shares Outstanding:
  Class A                            3,901,387          17,472,321          12,518,008           4,638,495
  Class B                            3,274,954          13,402,760          10,630,600           4,061,821
  Class C                            2,345,641           9,722,378           6,216,695           2,139,879
  Institutional                         19,857             869,159             214,334              12,162
  Service                               44,171             130,588              36,710              11,886
 ----------------------------------------------------------------------------------------------------------
  Total shares
  outstanding, $.001 par
  value
  (unlimited number of
  shares authorized)                 9,586,010          41,597,206          29,616,347          10,864,243
 ----------------------------------------------------------------------------------------------------------

 (a) Maximum public offering price per share (NAV per share divided by 1 minus maximum sales charge of 5.5%) for Class A shares of the Balanced, Growth & Income, Growth and Aggressive Growth Strategy Portfolios is $10.91, $10.98, 10.89, $10.75, respectively. At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Operations
For the Period Ended December 31, 1998

                                             Goldman Sachs          Goldman Sachs          Goldman Sachs
                                               Balanced           Growth and Income           Growth
                                         Strategy Portfolio(a)  Strategy Portfolio(a)  Strategy Portfolio(a)
                                             Goldman Sachs
                                           Aggressive Growth
                                         Strategy Portfolio(a)
Investment income:
Income distributions from underlying
funds                                               $1,877,900            $ 7,017,569            $ 3,503,789
Interest                                                21,198                 91,521                 64,645
 ------------------------------------------------------------------------------------------------------------
Total income                                         1,899,098              7,109,090              3,568,434
 ------------------------------------------------------------------------------------------------------------
Investment income:
Income distributions from underlying
funds                                         $   898,684
Interest                                           23,129
 ------------------------------------------------------------------------------------------------------------
Total income                                      921,813
 ------------------------------------------------------------------------------------------------------------

Expenses:
Expenses:

Management fees                                        182,558                834,668                593,231
Distribution and Service fees(b)                       373,218              1,682,211              1,222,350
Custodian fees                                          36,000                 47,000                 36,000
Transfer Agent fees                                    157,025                414,136                399,850
Registration fees                                      109,531                247,354                210,061
Professional fees                                       30,475                 30,475                 30,475
Trustee fees                                             5,448                  5,417                  5,483
Amortization of deferred
organization expenses                                    3,116                  3,116                  3,116
Service class fees                                       1,358                  3,734                    820
Other                                                   39,495                 39,570                 39,450
 ------------------------------------------------------------------------------------------------------------
Total expenses                                         938,224              3,307,681              2,540,836
 ------------------------------------------------------------------------------------------------------------
Less--
 expenses reimbursed and fees waived by
Goldman Sachs                                        (422,724)               (985,336)              (861,810)
 ------------------------------------------------------------------------------------------------------------
Net expenses                                           515,500              2,322,345              1,679,026
 ------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                1,383,598              4,786,745              1,889,408
 ------------------------------------------------------------------------------------------------------------
Management fees                                   219,795
Distribution and Service fees(b)                  461,440
Custodian fees                                     36,000
Transfer Agent fees                               209,288
Registration fees                                 118,413
Professional fees                                  30,475
Trustee fees                                        5,714
Amortization of deferred
organization expenses                               3,116
Service class fees                                    306
Other                                              37,857
 ------------------------------------------------------------------------------------------------------------
Total expenses                                  1,122,404
 ------------------------------------------------------------------------------------------------------------
Less--
 expenses reimbursed and fees waived by
Goldman Sachs                                    (491,207)
 ------------------------------------------------------------------------------------------------------------
Net expenses                                      631,197
 ------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                             290,616
 ------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss):
Realized and unrealized gain (loss):

Capital gain distributions from
underlying funds                                       268,323              2,045,037                555,931
Net realized loss from investment
transactions                                          (659,779)              (104,094)            (2,593,098)
Net change in unrealized gain (loss)
on investments                                         682,651             (5,667,186)            (5,088,846)
 ------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss)                                                 291,195             (3,726,243)            (7,126,013)
 ------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS                    $1,674,793            $ 1,060,502            $(5,236,605)
 ------------------------------------------------------------------------------------------------------------
Capital gain distributions from
underlying funds                                    1,196
Net realized loss from investment
transactions                                   (1,810,785)
Net change in unrealized gain (loss)
on investments                                 (3,164,626)
 ------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss)                                         (4,974,215)
 ------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS              $(4,683,599)
 ------------------------------------------------------------------------------------------------------------

 (a) Commencement date of operations was January 2, 1998.
 (b) Class A, Class B and Class C of the following funds had distribution and service fees of:
  Goldman Sachs Balanced Strategy Portfolio: $86,263, $156,644, and $130,311, respectively.
  Goldman Sachs Growth and Income Strategy Portfolio: $381,299, $736,771, and $564,141, respectively.
  Goldman Sachs Growth Strategy Portfolio: $267,938, $587,857, and $366,555, respectively.
  Goldman Sachs Aggressive Growth Strategy Portfolio: $94,953, $240,609, and $125,878, respectively.

16 The accompanying notes are an integral part of these financial statements.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Changes in Net Assets
For the Period Ended December 31, 1998

      The accompanying notes are an integral part of these financial statements.

                                Goldman Sachs          Goldman Sachs          Goldman Sachs          Goldman Sachs
                                  Balanced           Growth and Income           Growth            Aggressive Growth
                            Strategy Portfolio(a)  Strategy Portfolio(a)  Strategy Portfolio(a)  Strategy Portfolio(a)

  From operations:

  Net investment income              $  1,383,598           $  4,786,745           $  1,889,408           $    290,616
  Net realized gain (loss)               (391,456)             1,940,943             (2,037,167)            (1,809,589)
  Net change in unrealized
  gain (loss) on
  investments                             682,651             (5,667,186)            (5,088,846)            (3,164,626)
 ----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets resulting
  from operations                       1,674,793              1,060,502             (5,236,605)            (4,683,599)
 ----------------------------------------------------------------------------------------------------------------------

  Distributions to share-
  holders:

  From net investment
  income
  Class A shares                         (675,433)            (2,306,364)            (1,028,555)              (235,518)
  Class B shares                         (389,882)            (1,359,409)              (531,921)               (33,771)
  Class C shares                         (308,560)              (990,627)              (309,463)               (19,874)
  Institutional shares                     (2,105)              (112,462)               (16,851)                  (830)
  Service shares                           (7,619)               (17,883)                (2,618)                  (623)

  In excess of net
  investment income
  Class A shares                         (113,394)              (822,962)              (291,624)                  (689)
  Class B shares                          (65,455)              (485,067)              (150,814)                   (99)
  Class C shares                          (51,802)              (353,478)               (87,742)                   (58)
  Institutional shares                       (353)               (40,129)                (4,778)                    (2)
  Service shares                           (1,279)                (6,381)                  (742)                    (2)

  From net realized gain
  Class A shares                         (162,793)              (867,706)              (595,050)              (201,675)
  Class B shares                         (140,756)              (672,087)              (501,683)              (176,608)
  Class C shares                         (102,275)              (483,928)              (297,823)               (93,875)
  Institutional shares                       (747)               (43,567)                (9,965)                  (496)
  Service shares                           (1,869)                (6,591)                (1,740)                  (474)
 ----------------------------------------------------------------------------------------------------------------------
  Total distributions to
  shareholders                         (2,024,322)            (8,568,641)            (3,831,369)              (764,594)
 ----------------------------------------------------------------------------------------------------------------------

  From share transactions:

  Net proceeds from sales
  of shares                           116,904,997            479,484,104            345,618,571            134,338,429
  Reinvestment of
  dividends and
  distributions                         1,726,504              7,902,811              3,614,716                736,661
  Cost of shares
  repurchased                         (19,425,997)           (48,428,428)           (35,579,329)           (19,316,963)
 ----------------------------------------------------------------------------------------------------------------------
  Net increase in net
  assets resulting from
  share transactions                   99,205,504            438,958,487            313,653,958            115,758,127
 ----------------------------------------------------------------------------------------------------------------------
  TOTAL INCREASE                       98,855,975            431,450,348            304,585,984            110,309,934
 ----------------------------------------------------------------------------------------------------------------------

  Net assets:

  Beginning of period                          --                     --                     --                     --
 ----------------------------------------------------------------------------------------------------------------------
  End of period                      $ 98,855,975           $431,450,348           $304,585,984           $110,309,934
 ----------------------------------------------------------------------------------------------------------------------
  Accumulated
  undistributed net
  investment income                  $     21,172           $         --           $         --           $     15,311
 ----------------------------------------------------------------------------------------------------------------------

 (a) Commencement date of operations was January 2, 1998.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements
December 31, 1998

 1. ORGANIZATION

 Goldman Sachs Trust (the "Trust") is a Delaware business trust registered un-der the Investment Company Act of 1940 (as amended) as an open-end, manage-ment investment company. The Trust includes Goldman Sachs Balanced Strategy Portfolio formerly, the Goldman Sachs Income Strategy Portfolio- (Balanced Strategy), Goldman Sachs Growth and Income Strategy Portfolio (Growth and In-come Strategy), Goldman Sachs Growth Strategy Portfolio (Growth Strategy) and Goldman Sachs Aggressive Growth Strategy Portfolio (Aggressive Growth Strate-gy), collectively, (the "Portfolios") or individually (a "Portfolio"). Effec-tive February 8, 1999, the name of Goldman Sachs Income Strategy Portfolio was changed to Goldman Sachs Balanced Strategy Portfolio. All of the Portfo-lios offer five classes of shares --Class A, Class B, Class C, Institutional and Service shares.

 2. SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in con-formity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

 A. Investment Valuation -- Each Portfolio invests in a combination of Under-lying Funds (the "Underlying Funds") for which Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman Sachs & Co. ("Goldman Sachs"), Goldman Sachs Funds Management L.P. ("GSFM"), an affiliate of Goldman Sachs or Goldman Sachs Asset Management International ("GSAMI"), an affiliate of Goldman Sachs, acts as investment adviser. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because each Portfolio invests pri-marily in other mutual funds, which fluctuate in value, the Portfolios' shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost.

 B. Securities Transactions and Investment Income -- Security transactions are recorded as of trade date. Realized gains and losses on sales of portfolio securities are calculated on the identified cost basis. Dividend income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. Interest income is determined on the basis of interest ac-crued.

 C. Federal Taxes -- It is each Portfolio's policy to comply with the require-ments of the Internal Revenue Code applicable to regulated investment compa-nies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required.
   The characterization of distributions to shareholders for financial report-ing purposes is determined in accordance with income tax rules. Therefore, the source of a Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, de-pending on the type of book/tax differences that may exist.

 D. Expenses -- Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios based on the nature of the expense.
   Class A, Class B and Class C shareholders of the Portfolios bear all ex-penses and fees relating to their respective distribution and service plans. Shareholders of Service shares bear all expenses and fees paid to service or-ganizations for their services with respect to such shares. Effective Septem-ber 1, 1998, each Class of shares of the Funds now separately bears its respective class-specific transfer agency fees.

 E. Deferred Organization Expenses -- Organization-related costs are being am-ortized on a straight line basis over a period of five years.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

 3. AGREEMENTS

 Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as Portfolios' investment ad-viser pursuant to the Investment Management Agreement (the "Agreement"). Un-der the Agreement, GSAM, subject to the general supervision of the Trust's Board of Trustees, manages the Portfolios. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolios' business affairs, including provid-ing facilities, GSAM is entitled to a fee, computed daily and payable monthly at an annual rate equal to .35% of average daily net assets of each Portfo-lio.
   During the period, GSAM has voluntarily agreed to limit "Other Expenses" (excluding management fees, distribution and service fees, taxes, interest, brokerage, litigation, service share fees, indemnification costs and other extraordinary expenses) to the extent that such expenses exceed .10% of the average daily net assets of each Portfolio. Effective September 1, 1998 this expense limitation was modified to .00% (excluding management fees, distribu-tion and service fees, transfer agent fees, taxes, interest, brokerage, liti-gation, service share fees, indemnification costs and extraordinary expenses) of the average daily net assets of each Fund until further notice.
   Goldman Sachs serves as Distributor of the shares of the Portfolios pursu-ant to Distribution Agreements. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges and has advised the Portfolios that it retained approximately $156,000, $858,000, $593,000 and $243,000 for the period ended December 31, 1998 for the Balanced, Growth and Income, Growth and Aggressive Growth Strategies, respectively.
   The Trust, on behalf of each Portfolio, has adopted Distribution Plans (the "Distribution Plans") pursuant to Rule 12b-1. Under the Distribution Plans, Goldman Sachs was entitled to a quarterly fee from each Portfolio for distri-bution services equal, on an annual basis, to .25%, .75% and .75% of the av-erage daily net assets attributable to Class A, Class B and Class C shares, respectively.
   The Trust, on behalf of each Portfolio, had adopted Authorized Dealer Serv-ice Plans (the "Dealer Service Plans") pursuant to which Goldman Sachs and Authorized Dealers were compensated for providing personal and account main-tenance services. Each Portfolio paid a fee under the Dealer Service Plan equal, on an annual basis, to .25% of its average daily net assets attribut-able to Class A, Class B and Class C shares.
   Effective September 1, 1998, the Distribution Plans and Authorized Dealer Service Plans were combined into Distribution and Service Plans. Under the Distribution and Service Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution and service fees equal, on an annual basis, to .25%, 1.00% and 1.00% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.
   Goldman Sachs also serves as Transfer Agent of the Portfolios for a fee. Effective September 1, 1998 fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of average daily net assets for Class A, Class B and Class C shares and .04% of average daily net assets for Institutional and Service Class shares.
   The Trust, on behalf of each Portfolio, has adopted Service Plans. These plans allow for Service shares to compensate service organizations for pro-viding varying levels of account administration and shareholder liaison serv-ices to their customers, who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations in an amount up to .50% (on an annualized basis), respectively, of the average daily net asset value of the Service shares.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements
December 31, 1998

   For the period ended December 31, 1998, the adviser and distributor have voluntarily agreed to waive certain fees and reimburse other expenses as fol-lows (in thousands):

                                  Waivers
                             ------------------
                                        Class A                 Total Waivers
 Portfolio                   Management  12b-1  Reimbursement and Reimbursement
 ------------------------------------------------------------------------------
 Balanced Strategy              $105      $17       $301            $423
 ------------------------------------------------------------------------------
 Growth & Income Strategy        478       74        433             985
 ------------------------------------------------------------------------------
 Growth Strategy                 340       51        471             862
 ------------------------------------------------------------------------------
 Aggressive Growth Strategy      126       18        347             491
 ------------------------------------------------------------------------------

   As of December 31, 1998, the "Amounts owed to affiliates" are as follows (in thousands):

                                                             Distribution
                               Management      Transfer      and Service
 Portfolio                        Fees        Agent Fees         Fees         Total
 ----------------------------------------------------------------------------------
 Balanced Strategy                $12            $17             $ 55         $ 84
 ----------------------------------------------------------------------------------
 Growth & Income Strategy          53             70              235          358
 ----------------------------------------------------------------------------------
 Growth Strategy                   38             50              170          258
 ----------------------------------------------------------------------------------
 Aggressive Growth Strategy        14             35               61          110
 ----------------------------------------------------------------------------------

 4. PORTFOLIO SECURITY TRANSACTIONS

 Purchases and proceeds of sales or maturities of long-term securities for the period ended December 31, 1998, were as follows:

 Portfolio                    Purchases      Sales
 -----------------------------------------------------
 Balanced Strategy           $124,863,661 $ 28,183,111
 -----------------------------------------------------
 Growth and Income Strategy   537,922,179  104,343,456
 -----------------------------------------------------
 Growth Strategy              379,889,757   67,957,052
 -----------------------------------------------------
 Aggressive Growth Strategy   132,116,746   17,186,500
 -----------------------------------------------------

 5. LINE OF CREDIT FACILITY

 The Portfolios participate in a $250,000,000 uncommitted, unsecured revolving line of credit facility and a $50,000,000 committed, unsecured revolving line of credit facility. Both facilities are to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by each Portfolio based on the amount of the commitment which has not been utilized. During the period ended December 31, 1998, the Portfolios did not have any borrowings under these facilities.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

 6. REPURCHASE AGREEMENTS

 During the term of a repurchase agreement, the value of the underlying secu-rities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios' custodian.

 7. JOINT REPURCHASE AGREEMENT ACCOUNT

 The Portfolios, together with other registered investment companies having management agreements with GSAM or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
   At December 31, 1998, Balanced Strategy had undivided interests in the re-purchase agreements in the following joint account which equaled $200,000 in principal amount. At December 31, 1998, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obli-gations.

                                         Principal   Interest   Maturity    Amortized
 Repurchase Agreements                     Amount      Rate       Date         Cost
 ---------------------------------------------------------------------------------------
 ABN/AMRO, Inc.                         $120,000,000     5.15% 01/04/1999 $  120,000,000
 ---------------------------------------------------------------------------------------
 Deutsche Bank                            77,300,000     5.07  01/04/1999     77,300,000
 ---------------------------------------------------------------------------------------
 Donaldson Lufkin & Jenrette, Inc.       150,000,000     4.95  01/04/1999    150,000,000
 ---------------------------------------------------------------------------------------
 J.P. Morgan Securities, Inc.            700,000,000     4.75  01/04/1999    700,000,000
 ---------------------------------------------------------------------------------------
 Morgan Stanley & Co.                    200,000,000     4.95  01/04/1999    200,000,000
 ---------------------------------------------------------------------------------------
 NationsBanc Montgomery Securities LLC   125,000,000     5.15  01/04/1999    125,000,000
 ---------------------------------------------------------------------------------------
 TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT                                 $1,372,300,000
 ---------------------------------------------------------------------------------------

 8. CERTAIN RECLASSIFICATIONS

 In accordance with Statement of Position 93-2, the Balanced Strategy Portfo-lio reclassified $12,226 and $241,230 from paid-in capital and accumulated net realized loss, respectively, to accumulated undistributed net investment income. The Growth and Income Strategy Portfolio reclassified $47,837 and $1,660,180 from paid-in capital and accumulated net realized loss, respec-tively, to accumulated undistributed net investment income. The Growth Strat-egy Portfolio has reclassified $65,688 and $470,012 from paid-in capital and accumulated net realized loss, respectively, to accumulated undistributed net investment income. The Aggressive Growth Strategy has reclassified $14,965 and $1,196 from paid-in capital and accumulated net realized loss, respec-tively, to accumulated undistributed net investment income. These reclassifi-cations have no impact on the net asset value of the Funds and are designed to present the Portfolio's capital accounts on a tax basis.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements
December 31, 1998

 9. SUMMARY OF SHARE TRANSACTIONS

 Share activity for the period ended December 31, 1998 was as follows:

                                                       Goldman Sachs
                                              Balanced Strategy Portfolio(a)
                                                  -----------------------------
                                                      Shares           Dollars
                                                  -----------------------------
 Class A Shares
 Shares sold                                       4,997,152  $     51,471,820
 Reinvestment of dividends and distributions          82,247           838,318
 Shares repurchased                               (1,178,013)      (11,684,097)
                                                  -----------------------------
                                                   3,901,386        40,626,041
 ------------------------------------------------------------------------------
 Class B Shares
 Shares sold                                       3,444,665        35,434,153
 Reinvestment of dividends and distributions          48,225           491,183
 Shares repurchased                                 (217,935)       (2,216,520)
                                                  -----------------------------
                                                   3,274,955        33,708,816
 ------------------------------------------------------------------------------
 Class C Shares
 Shares sold                                       2,844,974        29,279,282
 Reinvestment of dividends and distributions          38,221           389,643
 Shares repurchased                                 (537,554)       (5,467,423)
                                                  -----------------------------
                                                   2,345,641        24,201,502
 ------------------------------------------------------------------------------
 Institutional Shares
 Shares sold                                          19,543           202,615
 Reinvestment of dividends and distributions             314             3,204
 Shares repurchased                                       --               (28)
                                                  -----------------------------
                                                      19,857           205,791
 ------------------------------------------------------------------------------
 Service Shares
 Shares sold                                          49,317           517,127
 Reinvestment of dividends and distributions             403             4,156
 Shares repurchased                                   (5,549)          (57,929)
                                                  -----------------------------
                                                      44,171           463,354
 ------------------------------------------------------------------------------
 NET INCREASE IN SHARES                            9,586,010      $ 99,205,504
 ------------------------------------------------------------------------------

 (a) Class A, Class B, Class C, Institutional and Service share activity commenced on January 2, 1998.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

               Goldman Sachs                        Goldman Sachs                        Goldman Sachs
  Growth and Income Strategy Portfolio(a)   Growth Strategy Portfolio(a)    Aggressive Growth Strategy Portfolio(a)
 --------------------------------------------------------------------------------------------------------------------
               Shares              Dollars         Shares          Dollars              Shares               Dollars
 --------------------------------------------------------------------------------------------------------------------
          19,544,296   $       205,404,749     14,105,119  $   148,698,602           5,615,397  $         58,906,369
             371,985             3,793,531        186,185        1,875,658              43,646               434,720
          (2,443,960)          (24,540,186)    (1,773,296)     (17,687,486)         (1,020,548)          (10,034,193)
 --------------------------------------------------------------------------------------------------------------------
          17,472,321           184,658,094     12,518,008      132,886,774           4,638,495            49,306,896
 --------------------------------------------------------------------------------------------------------------------
          14,322,312           149,921,704     11,471,847      120,504,688           4,598,907            48,814,394
             224,284             2,285,787        109,293        1,104,065              20,086               199,458
          (1,143,836)          (11,542,305)      (950,540)      (9,481,003)           (557,172)           (5,486,370)
 --------------------------------------------------------------------------------------------------------------------
          13,402,760           140,665,186     10,630,600      112,127,750           4,061,821            43,527,482
 --------------------------------------------------------------------------------------------------------------------
          10,771,031           113,315,585      7,001,932       73,846,842           2,517,693            26,370,878
             159,052             1,620,876         59,550          601,742              10,102               100,417
          (1,207,705)          (12,060,724)      (844,787)      (8,390,385)           (387,916)           (3,796,390)
 --------------------------------------------------------------------------------------------------------------------
           9,722,378           102,875,737      6,216,695       66,058,199           2,139,879            22,674,905
 --------------------------------------------------------------------------------------------------------------------
             875,077             9,413,016        212,556        2,180,254              12,029               120,329
              17,891               181,644          2,843           28,730                 133                 1,327
             (23,809)             (235,710)        (1,065)         (11,445)                 --                    --
 --------------------------------------------------------------------------------------------------------------------
             869,159             9,358,950        214,334        2,197,539              12,162               121,656
 --------------------------------------------------------------------------------------------------------------------
             133,145             1,429,050         37,114          388,185              11,813               126,459
               2,056                20,973            450            4,521                  74                   739
              (4,613)              (49,503)          (854)          (9,010)                 (1)                  (10)
 --------------------------------------------------------------------------------------------------------------------
             130,588             1,400,520         36,710          383,696              11,886               127,188
 --------------------------------------------------------------------------------------------------------------------
          41,597,206   $       438,958,487     29,616,347  $   313,653,958          10,864,243  $        115,758,127
 --------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Financial Highlights
Selected Data for a Share Outstanding Throughout the Period


                                          Income from
                                   investment operations(e)     Distributions to shareholders
                                   ------------------------- -----------------------------------

                         Net asset                                      In excess
                          value,      Net      Net realized   From net    of net                 Net increase
                         beginning investment and unrealized investment investment   From net    in net asset
                         of period   income       gain         income     income   realized gain    value
 Goldman Sachs Balanced Strategy Portfolio for the Period Ended December
 31,(b)

  1998 - Class A Shares   $10.00     $0.25        $0.38        $(0.25)    $(0.03)     $(0.04)       $0.31
  1998 - Class B Shares    10.00      0.19         0.38         (0.19)     (0.03)      (0.04)        0.31
  1998 - Class C Shares    10.00      0.19         0.39         (0.19)     (0.03)      (0.04)        0.32
  1998 - Institutional
  Shares                   10.00      0.30         0.39         (0.30)     (0.03)      (0.04)        0.32
  1998 - Service Shares    10.00      0.25         0.37         (0.25)     (0.02)      (0.04)        0.31

 Goldman Sachs Growth and Income Strategy Portfolio for the Period Ended
 December 31,(b)

  1998--Class A Shares    $10.00     $0.18        $0.47        $(0.18)    $(0.04)     $(0.05)       $0.38
  1998--Class B Shares     10.00      0.12         0.46         (0.12)     (0.05)      (0.05)        0.36
  1998--Class C Shares     10.00      0.12         0.46         (0.12)     (0.05)      (0.05)        0.36
  1998--Institutional
  Shares                   10.00      0.20         0.49         (0.20)     (0.05)      (0.05)        0.39
  1998--Service Shares     10.00      0.16         0.48         (0.16)     (0.06)      (0.05)        0.37

 Goldman Sachs Growth Strategy Portfolio for the Period Ended December 31,(b)

  1998 - Class A Shares   $10.00     $0.10        $0.36        $(0.10)    $(0.02)     $(0.05)       $0.29
  1998 - Class B Shares    10.00      0.05         0.35         (0.05)     (0.02)      (0.05)        0.28
  1998 - Class C Shares    10.00      0.05         0.35         (0.05)     (0.02)      (0.05)        0.28
  1998 - Institutional
  Shares                   10.00      0.12         0.37         (0.12)     (0.03)      (0.05)        0.29
  1998 - Service Shares    10.00      0.09         0.35         (0.09)     (0.01)      (0.05)        0.29

 Goldman Sachs Aggressive Growth Strategy Portfolio for the Period Ended
 December 31,(b)

  1998 - Class A Shares   $10.00     $0.05        $0.20        $(0.05)    $   --      $(0.04)       $0.16
  1998 - Class B Shares    10.00      0.01         0.18         (0.01)        --       (0.04)        0.14
  1998 - Class C Shares    10.00      0.01         0.19         (0.01)        --       (0.04)        0.15
  1998 - Institutional
  Shares                   10.00      0.07         0.20         (0.07)        --       (0.04)        0.16
  1998 - Service Shares    10.00      0.04         0.21         (0.04)     (0.02)      (0.04)        0.15
 ------------------------------------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (b) Class A, Class B, Class C, Institutional and Service share activity commenced on January 2, 1998.
 (c) Annualized.
 (d) Not annualized.
 (e) Includes the balancing effect of calculating per share amounts.

The accompanying notes are an integral part of these financial statements.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

                                                                           Ratios assuming
                                                                         no voluntary waiver
                                                                    of fees or expense limitations
                                                                    ------------------------------------
                                                        Ratio of                            Ratio of
                            Net assets   Ratio of    net investment   Ratio of           net investment
  Net asset                 at end of  net expenses      income      expenses to           income to          Portfolio
  value, end      Total       period    to average     to average    average net            average           turnover
  of period    return(a)(d) (in 000s)  net assets(c) net assets(c)    assets(c)          net  assets(c)        rate(d)
    $10.31         6.38%     $ 40,237      0.60%          3.03%                  1.46%                 2.17%    50.84%
     10.31         5.75        33,763      1.30           2.38                   2.08                  1.60     50.84
     10.32         5.83        24,195      1.30           2.34                   2.08                  1.56     50.84
     10.32         6.99           205      0.24           3.55                   1.02                  2.77     50.84
     10.31         6.30           456      0.74           2.90                   1.52                  2.12     50.84


    $10.38         6.55%     $181,441      0.60%          2.37%                  1.05%                 1.92%    41.91%
     10.36         5.82       138,914      1.30           1.72                   1.68                  1.34     41.91
     10.36         5.80       100,711      1.30           1.68                   1.68                  1.30     41.91
     10.39         6.96         9,030      0.23           2.97                   0.61                  2.59     41.91
     10.37         6.43         1,354      0.73           2.28                   1.11                  1.90     41.91


    $10.29         4.62%     $128,832      0.60%          1.50%                  1.15%                 0.95%    38.43%
     10.28         3.98       109,246      1.30           0.83                   1.78                  0.35     38.43
     10.28         3.96        63,925      1.30           0.79                   1.78                  0.31     38.43
     10.29         4.92         2,205      0.23           2.88                   0.71                  2.40     38.43
     10.29         4.45           378      0.73           1.63                   1.21                  1.15     38.43


    $10.16         2.57%     $ 47,135      0.60%          0.91%                  1.42%                 0.09%    26.27%
     10.14         1.93        41,204      1.30           0.14                   2.05                 (0.61)    26.27
     10.15         2.04        21,726      1.30           0.16                   2.05                 (0.59)    26.27
     10.16         2.80           124      0.24           8.17                   0.99                  7.42     26.27
     10.15         2.54           121      0.74           0.76                   1.49                  0.01     26.27
 ----------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS TRUST -- ASSET ALLOCATION PORTFOLIOS

Report of Independent Public Accountants

 To the Shareholders and Board of Trustees of Goldman Sachs Trust -- Asset Allocation Portfolios:

 We have audited the accompanying statements of assets and liabilities of Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio and Goldman Sachs Aggressive Growth Strategy Portfolio, the portfolios constituting Goldman Sachs Trust -- Asset Allocation Portfolios (a Delaware Business Trust), in-cluding the statements of investments, as of December 31, 1998, and the re-lated statements of operations and the statements of changes in net assets and the financial highlights for the period presented. These financial state-ments and the financial highlights are the responsibility of the Funds' man-agement. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the finan-cial statements and financial highlights. Our procedures included confirma-tion of securities owned as of December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the over-all financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and the financial highlights re-ferred to above present fairly, in all material respects, the financial posi-tion of Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio and Goldman Sachs Aggressive Growth Strategy Portfolio constituting Goldman Sachs Trust -- Asset Allocation Portfolios as of December 31, 1998, the results of their operations and the changes in their net assets and the financial high-lights for the periods presented, in conformity with generally accepted ac-counting principles.

                                   ARTHUR ANDERSEN LLP
 Boston, Massachusetts
 February 16, 1999

                                                      GOLDMAN SACHS FUND PROFILE

Goldman Sachs
Asset Allocation Portfolios


THE GOLDMAN
SACHS ADVANTAGE

When you invest in the Goldman Sachs Asset Allocation Portfolios, you can capitalize on Goldman Sachs' 129-year history of excellence while benefiting from the firm's leadership in three areas:

Global Resources

With professionals based throughout the Americas, Europe and Asia, Goldman Sachs possesses first-hand knowledge of the world's markets and economies.

Fundamental Research

Goldman Sachs is recognized by the managements of corporations worldwide as a leader in investment research. As a result, we obtain face-to-face meetings with managers on a timely, regular basis.

Risk Management

Goldman Sachs excels in understanding, measuring and monitoring investment risk -- a process that is integrated into all Goldman Sachs investment products.

      Through the application of Goldman Sachs Asset Management's extensive global resources, fundamental research and risk management capabilities, the Goldman Sachs Asset Allocation Portfolios seek to provide investors with a variety of long-term, total portfolio approaches to investing. In fulfilling our clients' needs for calculated allocations of mutual funds, the Portfolios are:

    o Complementary Investment Strategies -- Each Portfolio provides a carefully balanced blend of Goldman Sachs Funds.

    o Goal Driven -- Each Portfolio seeks one of four specified goals:
      Aggressive Growth, Growth, Growth and Income, or Balanced.

    o Lifetime Investments -- Since each Portfolio has a risk/return profile that complements the others, each may be suitable for investors with a variety of financial needs and time frames.

    o Professionally Managed -- Each Portfolio is maintained by professional investment managers who monitor global economic, market and political conditions and adjust the blend of funds accordingly.

      Target Your Needs

      As your investment objectives change, you can exchange shares among the Goldman Sachs Asset Allocation Portfolios without any additional charge.*(Please note:in general greater returns are associated with greater risk.) For more information on the Goldman Sachs Asset Allocation Portfolios, call your investment professional today.

--------------------------------------------------------------------------------
    Goldman Sachs Asset Allocation Portfolios

           GROWTH AND INCOME STRATEGY                 AGGRESSIVE GROWTH STRATEGY
--------------------------------------------------------------------------------
Lower Risk/Return                                             Higher Risk/Return
--------------------------------------------------------------------------------
BALANCED STRATEGY                       GROWTH STRATEGY

*The exchange privilege is subject to termination and its terms are subject to change.

GOLDMAN SACHS ASSET MANAGEMENT
ONE NEW YORK PLAZA,
42ND FLOOR, NEW YORK, NEW YORK 10004


TRUSTEES

Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel


GOLDMAN, SACHS & CO.
Distributor and Transfer Agent


GOLDMAN SACHS ASSET MANAGEMENT
Investment Adviser


OFFICERS

Douglas C. Grip, President
Jesse H. Cole, Vice President
James A. Fitzpatrick, Vice President
Ann E. Marcel, Vice President
Nancy L. Mucker, Vice President
John M. Perlowski, Treasurer
Philip V. Guica, Jr., Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary


GOLDMAN SACHS INTERNATIONAL
133 Peterborough Court
London, England EA 2BB


Visit our internet address: www.gs.com/funds

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

Goldman, Sachs & Co., distributor of the Funds, is not a bank, and Fund shares distributed by it are neither bank deposits nor obligations of, nor endorsed, nor guaranteed by, any bank or other insured depository institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency. Investment in the Funds involves risks, including possible loss of the principal amount invested.

CORE International Equity Fund's, Global Income Fund's and Core Fixed Income Fund's foreign investments and active management techniques entail risks in addition to those customarily associated with investing in dollar-denominated securities of U.S. issuers. Compared with U.S. securities markets, foreign markets may be less liquid, more volatile and less subject to governmental regulation, and may make available less public information about issuers. The Funds may incur losses because of changes in securities prices expressed in local currencies, movements in exchange rates, or both.

Short Duration Government Fund's net asset value and yield are not guaranteed by the U.S. Government or by its agencies, instrumentalities, or sponsored enterprises.

The High Yield Fund invests primarily in high yield, fixed income securities rated below investment grade that are considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than investment in higher rated fixed income securities.

The CORE Small Cap Equity Fund and the International Small Cap Fund invest in stocks of smaller companies. The stocks of smaller companies are often associated with higher risks than the stocks of larger companies, including higher volatility.

The Emerging Markets Equity Fund's and the International Small Cap Fund's investment in securities of foreign issuers and foreign currencies entails certain risks not customarily associated with investing in securities of U.S. issuers. Quoted in U.S. dollars. In particular, the securities markets of emerging countries in which the Fund may invest without limit are less liquid, subject to greater price volatility, have smaller market capitalizations, have problems with share registration and custody, have less government regulation, and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

An investment in real estate securities is subject to greater price volatility and the special risks associated with the direct ownership of real estate.

(C) Copyright 1999 Goldman, Sachs & Co. All rights reserved.
    Date of first use: February 28, 1999                           AAAR/75K/2-99